INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Changes In Dividends Receivable Are As Follows
Schedule of percentage of the company’s equity interest

	Control	2021	2020
Hidrelétrica Cachoeirão	Jointly controlled	59	53
Guanhães Energia	Jointly controlled	125	131
Hidrelétrica Pipoca	Jointly controlled	47	36
Retiro Baixo	Jointly controlled	201	195
Aliança Norte (Belo Monte plant)	Jointly controlled	609	631
Amazônia Energia (Belo Monte plant)	Jointly controlled	933	965
Madeira Energia (Santo Antônio plant)	Affiliated	—	209
FIP Melbourne (Santo Antônio plant)	Affiliated	—	158
Lightger	Jointly controlled	124	131
Baguari Energia	Jointly controlled	168	159
Aliança Geração	Jointly controlled	1,141	1,167
Taesa	Jointly controlled	1,580	1,467
Ativas Data Center	Affiliated	16	17
UFV Janaúba Geração de Energia Elétrica Distribuída	Jointly controlled	3	10
UFV Manga Geração de Energia Elétrica Distribuída	Jointly controlled	11	11
UFV Corinto Geração de Energia Elétrica S.A.	Jointly controlled	9	10
UFV Bonfinópolis Geração de Energia Elétrica Distribuída	Jointly controlled	6	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	Jointly controlled	15	15
UFV Lontra Geração de Energia Elétrica Distribuída	Jointly controlled	18	17
UFV Mato Verde Geração de Energia Elétrica Distribuída	Jointly controlled	6	6
UFV Mirabela Geração de Energia Elétrica Distribuída	Jointly controlled	4	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	Jointly controlled	5	6
UFV Porteirinha II Geração de Energia Elétrica Distribuída	Jointly controlled	7	7
UFV Brasilândia Geração de Energia Elétrica Distribuída (1)	Jointly controlled	15	—
Axxiom Soluções Tecnológicas	Jointly controlled	4	4
Total of investments		5,106	5,415
Itaocara — equity deficit (2)	Jointly controlled	(21)	(30)
Madeira Energia (Santo Antônio Plant) — provisions to losses (3)	Affiliated	(162)	—
Total		4,923	5,385

(1)	On March 31, 2021, through its wholly-owned subsidiary Cemig Soluções Inteligentes em Energia S.A. (Cemig Sim), the Company acquired 49% of the specialized generation company UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. (‘Brasilândia’), which operates in photovoltaic solar generation for the distributed generation market, with installed capacity of 7.35 MWp, for R$12, achieving a fair value gain of R$2.
(2)	On December 31, 2021 and 2020, the investee has negative net equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses to the extent of its obligations, in the amount of R$21 (R$30 on December 31, 2020), resulting from contractual obligations assumed with the jointly controlled entity and the other shareholders. The loss is recorded in the balance sheet in Other obligations. Additionally, on December 1, 2021, Cemig GT injected capital into UHE Itaocara S.A., to assist in compliance with the final Arbitration Ruling against the investee, given by the FGV in its Mediation and Arbitration Chamber, in the amount of R$40. This amount is proportional to its shareholding interest in the investee. Further, R$1,359 was injected to cover the expenses specified in the 2021 budget of the investee.
(3)	A loss was recognized to the extent that the Company has incurred obligations on behalf of the investee and the other shareholders. On December 31, 2021 this amount was R$162. See further information in this note.

Changes in these assets are as follows:

Changes in these assets are as follows:

Investees	2018	Amortization	2019	Amortization	2020	Amortization	Disposals (1)	2021
Retiro Baixo	32	(1)	31	(1)	30	(1)	—	29
Madeira Energia (Santo Antônio plant)	18	(1)	17	(1)	16	(1)	(15)	—
Lightger	84	(3)	81	(3)	78	(2)	—	76
Aliança Geração	378	(25)	353	(25)	328	(25)	—	303
Aliança Norte (Belo Monte plant)	53	(2)	51	(2)	49	(2)	—	47
Taesa	180	(9)	171	(8)	163	(9)	—	154
Total	745	(41)	704	(40)	664	(40)	(15)	609
(1)	The Company’s investment in Madeira Energia S.A. was written down to zero, as a result of the judgment given in the arbitration proceedings. There is more information below in this note.

Schedule of changes in investments in subsidiaries jointly controlled entities and affiliates

Investee	2020	Gain (loss) by equity method (Income statement)	Dividends	Additions / acquisitions	Losses on investments	Others	2021
Hidrelétrica Cachoeirão	53	14	(8)	—	—	—	59
Guanhães Energia	131	(6)	—	—	—	—	125
Hidrelétrica Pipoca	36	11	—	—	—	—	47
Madeira Energia (Santo Antônio plant)	209	(209)	—	—	—	—	—
FIP Melbourne (Santo Antônio plant)	158	(158)	—	—	—	—	—
Lightger	131	5	(12)	—	—	—	124
Baguari Energia	159	31	(22)	—	—	—	168
Amazônia Energia (Belo Monte plant)	965	(32)	—	—	—	—	933
Aliança Norte (Belo Monte plant)	631	(22)	—	—	—	—	609
Ativas Data Center	17	(1)	—	—	—	—	16
Taesa	1,467	481	(368)	—	—	—	1,580
Aliança Geração	1,167	199	(225)	—	—	—	1,141
Retiro Baixo	195	13	(7)	—	—	—	201
UFV Janaúba Geração de Energia Elétrica Distribuída	10	1	(2)	—	—	(6)	3
UFV Corinto Geração de Energia Elétrica Distribuída	10	—	(1)	—	—	—	9
UFV Manga Geração de Energia Elétrica Distribuída	11	2	(2)	—	—	—	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída	6	—	—	—	—	—	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	15	2	(2)	—	—	—	15
UFV Lontra Geração de Energia Elétrica Distribuída	17	1	—	—	—	—	18
UFV Mato Verde Geração de Energia Elétrica Distribuída	6	1	(1)	—	—	—	6
UFV Mirabela Geração de Energia Elétrica Distribuída	4	1	(1)	—	—	—	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	6	—	(1)	—	—	—	5
UFV Porteirinha II Geração de Energia Elétrica Distribuída	7	1	(1)	—	—	—	7
UFV Brasilândia Geração de Energia Elétrica Distribuída (2)	—	4	(1)	12	—	—	15
Axxiom Soluções Tecnológicas	4	(2)	—	2	—	—	4
Total of investments	5,415	337	(654)	14	—	(6)	5,106
Itaocara — equity déficit (1)	(30)	7	—	42	(40)	—	(21)
Madeira Energia (Santo Antônio Plant) — provisions to losses (3)	—	(162)	—	—	—	—	(162)
Total	5,385	182	(654)	56	(40)	(6)	4,923

(1)	On December 1, 2021, the Company injected capital into UHE Itaocara S.A., to assist in compliance with the final Arbitration Ruling against the investee, given by the FGV in its Mediation and Arbitration Chamber, in the amount of R$40. This amount is proportional to its shareholding interest in the investee, and was recognized under Other expenses in the Company’s income statement. Further, R$1 was injected to cover the expenses specified in the 2021 budget of the investee.
(2)	Includes the amount of R$2 of the acquisition of the jointly controlled subsidiary UFV Brasilândia.
(3)	A loss was recognized for extension of the contractual obligations which the Company had assumed to the investee and the other shareholders. On December 31, 2021 this amount was R$162.There is more information below in this note.

Investee	2019	Gain (loss) by equity method (Income statement) (3)	Remeasurement of previously held equity interest in subsidiaries acquired (step-acquisition)	Dividends	Additions / acquisitions	Others	Disposals	2020
Companhia de Transmissão Centroeste de Minas	24	—	37	—	45	14	(120)	—
Hidrelétrica Cachoeirão	54	9	—	(10)	—	—	—	53
Guanhães Energia (1)	131	—	—	—	—	—	—	131
Hidrelétrica Pipoca	31	11	—	(6)	—	—	—	36
Madeira Energia (Santo Antônio plant)	167	42	—	—	—	—	—	209
FIP Melbourne (Santo Antônio plant)	385	(227)	—	—	—	—	—	158
Lightger (1)	128	10	—	(7)	—	—	—	131
Baguari Energia	157	23	—	(21)	—	—	—	159
Amazônia Energia (Belo Monte plant)	1,028	(63)	—	—	—	—	—	965
Aliança Norte (Belo Monte plant)	671	(40)	—	—	—	—	—	631
Ativas Data Center	16	1	—	—	—	—	—	17
Taesa	1,213	494	—	(240)	—	—	—	1,467
Aliança Geração	1,192	89	—	(114)	—	—	—	1,167
Retiro Baixo	180	15	—	—	—	—	—	195
UFV Janaúba Geração de Energia Elétrica Distribuída	10	1	—	(1)	—	—	—	10
UFV Corinto Geração de Energia Elétrica Distribuída	—	1	—	—	9	—	—	10
UFV Manga Geração de Energia Elétrica Distribuída	—	1	—	—	10	—	—	11
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída	—	—	—	—	6	—	—	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	—	3	—	—	12	—	—	15
UFV Lontra Geração de Energia Elétrica Distribuída	—	3	—	—	14	—	—	17
UFV Mato Verde Geração de Energia Elétrica Distribuída	—	1	—	—	5	—	—	6
UFV Mirabela Geração de Energia Elétrica Distribuída	—	—	—	—	5	(1)	—	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída	—	—	—	—	6	—	—	6
UFV Porteirinha II Geração de Energia Elétrica Distribuída	—	1	—	—	6	—	—	7
Axxiom Soluções Tecnológicas (1)	13	(9)	—	—	—	—	—	4
Total of investments	5,400	366	37	(399)	118	13	(120)	5,415
Itaocara — equity déficit (2)	(22)	(9)	—	—	1	—	—	(30)
Total	5,378	357	37	(399)	119	13	(120)	5,385

(1)	With the loss of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see notes 1 and 32.
(2)	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.
(3)	Includes bargain purchase related to the acquisition of the joint-controlled entities UFV Corinto, UFV Manga, UFV Lagoa Grande, UFV Lontra, UFV Mato Verde and UFV Porteirinha II, in the amount of R$7.

Investee	2018	Gain (loss) by equity method (Income statement)	Remeasurement of equity interest held in subsidiaries after loss of control	Dividends	Additions / acquisitions	Others	2019
Companhia de Transmissão Centroeste de Minas	20	4	—	—	—	—	24
Axxiom Soluções Tecnológicas	—	—	4	—	9	—	13
Lightger	—	—	128	—	—	—	128
Guanhães Energia	—	—	131	—	—	—	131
Usina Hidrelétrica Itaocara S.A.	—	(50)	5	—	23	22	—
Hidrelétrica Pipoca	31	4	—	(4)	—	—	31
Madeira Energia (Santo Antônio plant)	270	(103)	—	—	—	—	167
FIP Melbourne (Santo Antônio plant)	470	(85)	—	—	—	—	385
Hidrelétrica Cachoeirão	49	11	—	(6)	—	—	54
Baguari Energia	162	22	—	(27)	—	—	157
Amazônia Energia (Belo Monte plant)	1,013	15	—	—	—	—	1,028
Aliança Norte (Belo Monte plant)	664	6	—	—	1	—	671
Ativas Data Center	16	—	—	—	—	—	16
Taesa	1,143	210	—	(141)	—	1	1,213
Aliança Geração	1,217	78	—	(103)	—	—	1,192
Retiro Baixo	171	12	—	(3)	—	—	180
UFV Janaúba Geração de Energia Elétrica Distribuída	9	1	—	—	—	—	10
Total of investments	5,235	125	268	(284)	33	23	5,400
Itaocara — equity deficit	—	—	—	—	—	(22)	(22)
Total	5,235	125	268	(284)	33	1	5,378

(1)	With the loss of control of Light, the remaining equity interest in these investees was recognized as an investment in affiliates or jointly controlled subsidiaries, and measured by the equity method, in accordance with IFRS 10. More details see notes 1 and 32.
(2)	On December 31, 2019, the investee had negative shareholders’ equity. Thus, after reducing the accounting value of its interest to zero, the Company recognized the provision for losses on investments, in the amount of R$22, resulting from contractual obligations assumed with the subsidiary and the other shareholders.

Changes in dividends receivable are as follows:

Changes in dividends receivable are as follows:

	2021	2020
Opening balances	188	186
Dividends proposed by investees	655	399
Elimination of dividends due to business combination	—	(1)
Adjustment of dividends proposed by investee classified as held for sale	—	(1)
Withholding income tax on Interest on equity	(9)	(8)
Amounts received	(499)	(387)
Ending balances	335	188

Schedule of subsidiaries and jointly controlled entities percentage by the company’s ownership interest

c)	Main information on the subsidiaries, jointly controlled entities and affiliates, not adjusted for the percentage represented by the Company’s ownership interest:

		2021			2020			2019
Investee	Number of shares	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity
Cemig Geração e Transmissão (3)	2,896,785,358	100.00	4,124	7,755	100.00	4,000	5,842	100.00	2,600	5,348
Madeira Energia (Santo Antônio plant) (5)	12,034,025,147	15.51	10,620	1,492	15.51	10,620	2,259	15.51	10,620	3,705
Hidrelétrica Cachoeirão	35,000,000	49.00	35	120	49.00	35	110	49.00	35	110
Guanhães Energia (4)	548,626,000	49.00	549	255	49.00	549	268	49.00	549	268
Hidrelétrica Pipoca	41,360,000	49.00	41	95	49.00	41	73	49.00	41	63
Baguari Energia (1)	26,157,300,278	69.39	187	243	69.39	187	229	69.39	187	227
Central Eólica Praias de Parajuru	85,834,843	100.00	86	128	100.00	71	107	100.00	72	89
Central Eólica Volta do Rio	274,867,441	100.00	275	207	100.00	117	171	100.00	139	58
Lightger (4)	79,078,937	49.00	79	98	49.00	79	106	49.00	79	95
Aliança Norte (Belo Monte plant)	41,923,360,811	49.00	1,209	1,148	49.00	1,209	1,189	49.00	1,208	1,266
Amazônia Energia (Belo Monte plant) (1)	1,322,597,723	74.50	1,323	1,252	74.50	1,323	1,296	74.50	1,323	1,380
Aliança Geração	1,291,582,500	45.00	1,291	1,858	45.00	1,291	1,858	45.00	1,291	1,858
Retiro Baixo	225,350,000	49.90	225	346	49.90	225	325	49.90	225	300
Usina Hidrelétrica Itaocara S.A.	156,259,500	49.00	156	(42)	49.00	72	(60)	49.00	69	(45)
Cemig Ger.Três Marias S.A.	1,291,423,369	100.00	1,291	1,652	100.00	1,291	1,452	100.00	1,291	1,408
Cemig Ger.Salto Grande S.A	405,267,607	100.00	405	527	100.00	405	455	100.00	405	446
Cemig Ger. Itutinga S.A.	151,309,332	100.00	151	212	100.00	151	180	100.00	151	184
Cemig Geração Camargos S.A.	113,499,102	100.00	113	165	100.00	113	144	100.00	113	136
Cemig Geração Sul S.A.	148,146,505	100.00	148	215	100.00	148	174	100.00	148	179
Cemig Geração Leste S.A.	100,568,929	100.00	101	148	100.00	101	127	100.00	101	127
Cemig Geração Oeste S.A.	60,595,484	100.00	61	106	100.00	61	84	100.00	61	73
Rosal Energia S.A.	46,944,467	100.00	47	115	100.00	47	127	100.00	47	128
Sá Carvalho S.A.	361,200,000	100.00	37	134	100.00	37	115	100.00	37	124
Horizontes Energia S.A.	39,257,563	100.00	39	60	100.00	39	55	100.00	39	57
Cemig PCH S.A.	45,952,000	100.00	46	90	100.00	46	90	100.00	46	98
Cemig Geração Poço Fundo S.A. (2)	97,161,578	100.00	97	114	100.00	1	4	100.00	1	4
Empresa de Serviços de Comercialização de Energia Elétrica S.A.	486,000	100.00	—	8	100.00	—	57	100.00	—	28
Cemig Trading S.A.	1,000,000	100.00	1	2	100.00	1	30	100.00	1	31
Cemig Distribuição	2,359,113,452	100.00	5,372	6,943	100.00	5,372	6,022	100.00	5,372	4,708
TAESA	1,033,496,721	21.68	3,042	6,685	21.68	3,042	6,026	21.68	3,042	4,927
Ativas Data Center	456,540,718	19.60	182	80	19.60	182	86	19.60	182	82
Gasmig	409,255,483	99.57	665	1,222	99.57	665	1,079	99.57	665	988
Cemig Sim	24,431,845	100.00	102	111	100.00	24	94	100.00	15	17
Companhia de Transmissão Centroeste de Minas	28,000,000	100.00	28	—	51.00	28	118	51.00	28	47
Sete Lagoas Transmissora de Energia	36,857,080	100.00	37	65	—	—	—	—	—	—
Axxiom Soluções Tecnológicas	68,064,706	49.00	68	9	49.00	65	9	49.00	58	27
UFV Janaúba Geração de Energia Elétrica Distribuída	18,509,900	49.00	7	5	49.00	19	22	—	—	—
UFV Corinto Geração de Energia Elétrica Distribuída	18,000,000	49.00	18	19	49.00	18	20	—	—	—
UFV Manga Geração de Energia Elétrica Distribuída	21,660,575	49.00	21	22	49.00	21	24	—	—	—
UFV Bonfinópolis Geração de Energia Elétrica Distribuída	13,197,187	49.00	13	13	49.00	13	13	—	—	—
UFV Lagoa Grande Geração de Energia Elétrica Distribuída	25,471,844	49.00	25	26	49.00	25	26	—	—	—
UFV Lontra Geração de Energia Elétrica Distribuída	29,010,219	49.00	29	29	49.00	29	29	—	—	—
UFV Mato Verde Geração de Energia Elétrica Distribuída	11,030,391	49.00	11	11	49.00	11	12	—	—	—
UFV Mirabela Geração de Energia Elétrica Distribuída	9,320,875	49.00	9	9	49.00	9	9	—	—	—
UFV Porteirinha I Geração de Energia Elétrica Distribuída	12,348,392	49.00	12	13	49.00	12	13	—	—	—
UFV Porteirinha II Geração de Energia Elétrica Distribuída	11,702,733	49.00	12	12	49.00	12	12	—	—	—
UFV Brasilândia Geração de Energia Elétrica Distribuída	25.629.900	49,00	26	27	—	—	—	—	—	—

* On November 11, 2021, Cemig GT signed a Contract for Share Purchase and Assignment of Credits for Consideration, for disposal of its entire equity interest in Renova Energia S.A., and for assignment, for consideration, of the totality of its credits held against that investee. Thus the investment was classified as a non-current asset held for sale. For more information, see Note 32.

(1)	Jointly-control under a Shareholders’ Agreement.
(2)	On February 23, 2021, Aneel authorized through Resolution 9,735 the Company transfer of ownership of the concession of the Poço Fundo Small Hydro Plant from Cemig Geração e Transmissão S.A. to Cemig Geração Poço Fundo S.A. The transfer was formalized by signature of a new concession contract, Nº. 01/2021, on April 16, 2021. In the third quarter, Cemig GT transferred to this investee, as an advance against future capital increase, the assets related to the Poço Fundo Small Hydro Plant, in the amount of R$77, as well as the amount of R$20, in cash. In the fourth quarter of 2021 the Company made a further injection, of R$40, into this investee, in cash.
(3)	On July 30, 2021, the Company made an advance for future capital increase in Cemig GT, of R$1,350, in order to provide the resources for the Cash Tender offer implementation. For further information about the Tender Offer, please see Note 22.
(4)	On December 9, 2021, Light disclosed to the market that it had signed a share purchase agreement with Brasal Energia S.A. for sale of its equity interest in Guanhães and LightGer, subject to the conditions precedent that are usual in this type of transaction. Brasal Energia S.A will join this investee existing shareholders’ agreements, complying fully with their terms.
(5)	The total of Shareholders’ equity originally disclosed by the investee was adjusted by the Company for the purposes of posting equity income (change in the value of equity in non-consolidated investees), to take into account the modifying subsequent events resulting from the judgments given in the arbitration proceedings to which Saesa is a party. There is more information below in this note.

Schedule of summarized financial information of the company’s equity investees

The main balances for the affiliated and jointly controlled entities, at December 31, 2021, 2020 and 2019, are as follows:

2021	Hidrelétrica Itaocara S.A.	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Lightger	Hidrelétrica Cachoeirão
Assets
Current	5	42	2,135	13	35	29
Cash and cash equivalents	5	16	385	4	29	25
Non-current	11	96	13,761	19	120	93
Total assets	16	138	15,896	32	155	122

Liabilities
Current	58	39	1,417	21	11	1
Loans and financings	—	24	16	7	9	—
Non-current	—	19	7,794	2	46	1
Loans and financings	—	14	614	—	46	—
Equity	(42)	80	6,685	9	98	120
Total liabilities and equity	16	138	15,896	32	155	122

Statement of income
Net sales revenue	—	90	3,472	28	54	37
Cost of sales	(36)	(85)	(649)	(28)	(26)	(8)
Depreciation and amortization	—	(10)	(9)	(1)	(11)	(3)
Gross profit (loss)	(36)	5	2,823	—	28	29
General and administrative expenses	—	(7)	(169)	(4)	(1)	—
Finance income	—	—	34	—	2	2
Finance expenses	(30)	(3)	(844)	(1)	(11)	—
Operational profit (loss)	(66)	(5)	1,844	(5)	18	31
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	781	—	—	—
Income tax and social contribution tax	—	—	(411)	—	(3)	(2)
Net income (loss) for the year	(66)	(5)	2,214	(5)	15	29

Comprehensive income (loss) for the year
Net income (loss) for the year	(66)	(5)	(2,214)	(5)	15	29
Valuation adjustments	—	—	37	—	—	—
Comprehensive income (loss) for the year	(66)	(5)	2,251	(5)	15	29

2021	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte	Guanhães Energia	Amazônia Energia	Madeira Energia (1)	Baguari Energia
Assets
Current	18	111	—	15	—	928	72
Cash and cash equivalents	12	99	—	5	—	180	3
Non-current	101	322	1,150	392	1,254	23,286	218
Total assets	119	433	1,150	407	1,254	24,214	290

Liabilities
Current	10	38	—	41	2	2,309	21
Loans and financings	7	14	—	12	—	116	—
Non-current	14	49	2	111	—	20,413	26
Loans and financings	13	41	—	93	—	12,828	—
Equity	95	346	1,148	255	1,252	1,492	243
Total liabilities and equity	119	433	1,150	407	1,254	24,214	290

Statement of income
Net sales revenue	39	70	—	52	—	3,758	77
Cost of sales	(11)	(25)	—	(55)	(2)	(2,292)	(9)
Depreciation and amortization	(3)	(9)	—	(18)	—	(870)	(11)
Gross profit (loss)	28	45	—	(3)	(2)	1,466	68
General and administrative expenses	(2)	(3)	(2)	—	—	(80)	—
Finance income	—	4	—	—	—	265	4
Finance expenses	(2)	(5)	—	(8)	—	(3,476)	(4)
Operational profit (loss)	24	41	(2)	(11)	(2)	(1,825)	68
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	(39)	—	(42)	—	—
Income tax and social contribution tax	(1)	(13)	—	(2)	—	1,812	(23)
Net income (loss) for the year	23	28	(41)	(13)	(44)	(13)	45

Comprehensive income (loss) for the year	23	28	(41)	(13)	(44)	(79)	45
(1)	The amount of Shareholders’ equity originally disclosed by the investee was adjusted by the Company for the purposes of posting equity income (change in the value of equity in non-consolidated investees), to take into account the modifying subsequent events resulting from the judgments given in the arbitration proceedings to which Saesa is a party. There is more information below in this note.

2021	Aliança Geração	UFV Janaúba	UFV Corinto	UFV Manga	UFV Bonfinópolis II	UFV Lagoa Grande
Assets
Current	728	1	3	3	2	3
Cash and cash equivalents	378	1	2	2	2	3
Non-current	3,364	18	17	20	12	23
Total assets	4,092	19	20	23	14	26

Liabilities
Current	762	2	1	1	1	—
Loans and financings	101	—	—	—	—	—
Non-current	1,472	12	—	—	—	—
Loans and financings	700	—	—	—	—	—
Equity	1,858	5	19	22	13	26
Total liabilities and equity	4,092	19	20	23	14	26

Statement of income
Net sales revenue	1,096	5	4	6	3	6
Cost of sales	(102)	(2)	—	—	—	—
Depreciation and amortization	(157)	(2)	(1)	(1)	—	(1)
Gross profit (loss)	994	3	4	6	3	6
General and administrative expenses	(44)	—	(1)	(1)	(1)	(1)
Finance income	41	—	—	—	—	—
Finance expenses	(233)	(1)	—	—	—	—
Operational profit (loss)	758	2	3	5	2	5
Income tax and social contribution tax	(252)	(1)	—	(1)	(1)	(1)
Net income (loss) for the year	506	1	3	4	1	4

Comprehensive income (loss) for the year	506	1	3	4	1	4

2021	UFV Lontra	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II	UFV Brasilândia
Assets
Current	4	1	1	3	1	3
Cash and cash equivalents	3	1	1	2	—	2
Non-current	26	11	9	11	12	27
Total assets	30	12	10	14	13	30

Liabilities
Current	1	1	1	1	1	3
Equity	29	11	9	13	12	27
Total liabilities and equity	30	12	10	14	13	30

Statement of income
Net sales revenue	5	3	2	2	3	5
Depreciation and amortization	(1)	—	—	—	—	(1)
Gross profit (loss)	5	3	2	2	3	5
General and administrative expenses	(1)	(1)	(1)	—	(1)	(1)
Operational profit (loss)	4	2	1	2	2	4
Income tax and social contribution tax	(1)	—	—	—	—	(1)
Net income (loss) for the year	3	2	1	2	2	3

Comprehensive income (loss) for the year	3	2	1	2	2	3

2020	Hidrelétrica Itaocara S.A.	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Lightger	Hidrelétrica Cachoeirão
Assets
Current	3	39	2,360	20	103	30
Cash and cash equivalents	2	12	896	3	80	26
Non-current	10	104	11,745	21	129	80
Total assets	13	143	14,105	41	232	110

Liabilities
Current	73	39	841	25	72	2
Loans and financings	—	27	121	7	9	—
Non-current	—	18	7,238	7	54	—
Loans and financings	—	16	923	1	54	—
Equity	(60)	86	6,026	9	106	108
Total liabilities and equity	13	143	14,105	41	232	110

Statement of income
Net sales revenue	—	94	3,561	41	52	34
Cost of sales	(13)	(78)	(1,048)	(38)	(9)	(15)
Depreciation and amortization	—	(15)	(7)	(2)	(11)	(3)
Gross profit (loss)	(13)	16	2,513	3	43	19
General and administrative expenses	—	(8)	(153)	(5)	(1)	—
Finance income	—	—	39	—	2	1
Finance expenses	(5)	(3)	(514)	(1)	(16)	—
Operational profit (loss)	(18)	5	1,885	(3)	28	20
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	834	—	—	—
Income tax and social contribution tax	—	(2)	(456)	—	(2)	(1)
Net income (loss) for the year	(18)	3	2,263	(3)	26	19

Comprehensive income (loss) for the year	(18)	3	2,263	(3)	26	19

2020	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte	Guanhães Energia	Amazônia Energia	Renova	Madeira Energia
Assets
Current	21	87	—	13	—	998	945
Cash and cash equivalents	8	74	—	6	—	29	263
Non-current	89	331	1,189	405	1,296	1,299	21,370
Total assets	110	418	1,189	418	1,296	2,297	22,315

Liabilities
Current	17	30	—	27	—	725	1,150
Loans and financings	7	14	—	12	—	380	108
Non-current	20	63	—	123	—	2,680	18,906
Loans and financings	20	55	—	106	—	1,083	4,902
Equity	73	325	1,189	268	1,296	(1,108)	2,259
Total liabilities and equity	110	418	1,189	418	1,296	2,297	22,315

Statement of income
Net sales revenue	33	73	—	49	—	70	3,200
Cost of sales	(6)	(29)	—	(36)	—	(46)	(2,720)
Depreciation and amortization	(3)	(11)	—	(17)	—	(7)	(869)
Gross profit (loss)	27	44	—	13	—	24	480
General and administrative expenses	(1)	(4)	(1)	—	—	(122)	(82)
Finance income	—	2	—	—	—	—	258
Finance expenses	(2)	(6)	—	(10)	—	26	(2,112)
Operational profit (loss)	24	36	(1)	3	—	(72)	(1,456)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	(77)	—	(84)	95	—
Income tax and social contribution tax	(2)	(3)	—	(2)	—	(1)	10
Net income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)

Comprehensive income (loss) for the year	22	33	(78)	1	(84)	22	(1,446)

2020	Baguari Energia	Aliança Geração	UFV Janaúba	UFV Corinto	UFV Manga	UFV Bonfinópolis II

Assets
Current	63	805	3	2	1	—
Cash and cash equivalents	10	385	2	1	—	—
Non-current	209	2,461	19	18	23	13
Total assets	272	3,266	22	20	24	13

Liabilities
Current	22	503	—	—	—	—
Loans and financings	—	19	—	—	—
Non-current	21	905	—	1	2	—
Loans and financings	—	261	—	—	—	—
Equity	229	1,858	22	19	22	13
Total liabilities and equity	272	3,266	22	20	24	13

Statement of income
Net sales revenue	73	1,042	—	3	3	—
Cost of sales	(30)	(580)	3	—	—	—
Depreciation and amortization	(11)	(154)	(1)	(1)	(1)	—
Gross profit (loss)	43	462	3	3	3	—
General and administrative expenses	5	(47)	—	(1)	(2)	—
Finance income	2	28	—	—	—	—
Finance expenses	(1)	(63)	—	—	—	—
Operational profit (loss)	49	380	3	2	1	—
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	—	—	—	—
Income tax and social contribution tax	(17)	(126)	—	—	—	—
Net income (loss) for the year	32	254	3	2	1	—

Comprehensive income (loss) for the year	32	254	3	2	1	—

2020	UFV Lagoa Grande	UFV Lontra	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II
Assets
Current	2	—	1	—	1	—
Cash and cash equivalents	1	—	—	—	—	—
Non-current	24	29	11	9	12	12
Total assets	26	29	12	9	13	12

Liabilities
Current	—	1	—	—	—	—
Non-current	—	1	—	—	—	—
Equity	26	27	12	9	13	12
Total liabilities and equity	26	29	12	9	13	12

Statement of income
Net sales revenue	2	—	—	1	—	—
Cost of sales	—	(1)	—	—	—	—
Gross profit (loss)	2	(1)	—	1	—	—
General and administrative expenses	(1)	(1)	—	—	—	(1)
Operational profit (loss)	1	(2)	—	1	—	(1)
Income tax and social contribution tax	—	—	—	—	—	1
Net income (loss) for the year	1	(2)	—	1	—	—

Comprehensive income (loss) for the year	1	(2)	—	1	—	—

2019	Centroeste	Ativas Data Center	Taesa	Axxiom Soluções Tecnológicas	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	29	33	3,568	34	35	11	68	1
Cash and cash equivalents	27	8	83	7	30	2	56	1
Non-current	35	107	7,662	26	82	89	343	1,266
Total assets	64	140	11,230	60	117	100	411	1,267

Liabilities
Current	6	24	996	28	7	11	34	1
Loans and financings	3	13	10	8	—	7	14	—
Non-current	11	34	5,307	5	—	26	77	—
Loans and financings	8	31	4,159	—	—	26	68	—
Equity	47	82	4,927	27	110	63	300	1,266
Total liabilities and equity	64	140	11,230	60	117	100	411	1,267

Statement of income
Net sales revenue	17	83	1,795	53	38	30	70	—
Cost of sales	(5)	(75)	(574)	(54)	(17)	(15)	(30)	—
Depreciation and amortization	(1)	(18)	(5)	(2)	(3)	(3)	(9)	—
Gross profit (loss)	12	8	1,221	(1)	21	15	40	—
General and administrative expenses	(2)	(7)	(122)	(11)	—	—	(4)	(2)
Finance income	2	—	97	—	1	—	3	—
Finance expenses	(2)	(3)	(356)	(2)	—	(3)	(8)	—
Operational profit (loss)	10	(2)	840	(14)	22	12	31	(2)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	306	—	—	—	—	19
Income tax and social contribution tax	(1)	—	(144)	5	(2)	(1)	(3)	—
Net income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17
			—
Comprehensive income (loss) for the year	9	(2)	1,002	(9)	20	11	28	17

2019	Amazônia Energia	Madeira Energia	Baguari Energia	Renova (restated)	Lightger	Guanhães Energia	Aliança Geração
Assets
Current	—	750	60	21	87	11	935
Cash and cash equivalents	—	78	9	5	69	5	435
Non-current	1,380	21,680	187	2,269	124	419	2,409
Total assets	1,380	22,430	247	2,290	211	430	3,344
						—
Liabilities						—
Current	1	1,177	16	2,928	53	27	610
Loans and financings	—	73	—	1,507	9	12	161
Non-current	—	17,548	4	493	63	136	876
Loans and financings	—	10,925	—	55	63	127	276
Equity	1,379	3,705	227	(1,130)	95	267	1,858
Total liabilities and equity	1,380	22,430	247	2,291	211	430	3,344

Statement of income
Net sales revenue	—	3,198	68	98	50	51	1,103
Cost of sales	—	(2,508)	(23)	(66)	(27)	(38)	(681)
Depreciation and amortization	—	(869)	(9)	(9)	(11)	(14)	(151)
Gross profit (loss)	—	690	45	32	23	13	422
General and administrative expenses	—	(99)	—	(660)	(2)	(5)	(31)
Finance income	—	131	4	3	4	1	39
Finance expenses	—	(1,683)	(1)	(448)	(7)	(9)	(90)
Operational profit (loss)	—	(961)	48	(1,073)	18	—	340
Share of (loss) profit, net, of subsidiaries and joint ventures	20		—	66	—	—
Income tax and social contribution tax	—	10	(16)	(7)	(3)	(2)	(111)
Net income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229

Comprehensive income (loss) for the year	20	(951)	32	(1,014)	15	(2)	229

The preliminary fair value of net assets acquired at the acquisition date is as follows:

The preliminary fair value of net assets acquired at the acquisition date is as follows:

SLTE
Book value of the investee	58
Negative difference between fair value and equity value	(5)
Estimaged fair of net assets acquried	53
Bargain purchase, recognized in 2021 profit	(4)
Cash consideration paid for 100% of the equity of SLTE	49

The fair value of the assets and liabilities acquired at the acquisition date, is as follows:

The fair value of the assets and liabilities acquired at the acquisition date, is as follows:

Assets	Fair value on the transaction date	Liabilities	Fair value on the transaction date
Current	15	Current	3
Cash and cash equivalents	7	Loans and financings	2
Contract assets (1)	7	Other current liabilities	1
Other current assets	1	Non-current	35
Non-current	76	Loans and financings	11
Contract assets	73	Deferred tax liabilities	16
Other non-current assets	3	Taxes	8
		Fair value of net identifiable assets	53

(1)	Considering that the concession contract is identifiable and may be measured in objective and reliable terms, the negative difference between fair value and the carrying amount was recognized in the subgroup ‘Contractual assets’ in the consolidated financial statements, and was considered as part of the investment in the individual financial statements. The (negative) added value is amortized over the period of the concession.